Taxes (Details) - Schedule of Taxes Payable - USD ($)		6 Months Ended	12 Months Ended
		Sep. 30, 2023	Mar. 31, 2023
Schedule of taxes payable [Abstract]
Income tax payable		$ 1,501,243	$ 663,503
Additional consumption tax payable due to tax examination	[1]	10,758,638	16,597,264
Consumption tax payable and others		23,472	959,036
Total taxes payable		$ 12,283,353	$ 18,219,803

[1]	Since January 2022, the Tokyo Regional Taxation Bureau had conducted a tax examination into the Company’s consumption tax filing for the period from July 2018 to December 2021, and the examination was completed in May 2023. As a result of the examination, the Company was required to return consumption tax refund amounted to approximately $28.3 million (approximately ¥3.8 billion) for export transactions that were determined not to meet the tax exemption requirements due to incomplete submission of relevant export documents. In addition, the additional tax for understatement and delinquent tax computed by the Company’s tax consultant was amounted to approximately $6.1 million (approximately ¥0.8 billion). Therefore, as of March 31, 2023, the Company recorded a net consumption tax payable amounted to approximately $16.6 million (approximately ¥2.2 billion), after the deduction of refundable consumption tax amounted to approximately $12.9 million (approximately ¥1.7 billion) that was withheld by the Tokyo Regional Taxation Bureau due to this examination, as well as refundable income tax that arose from the payments of additional consumption tax amounted to approximately $4.9 million (approximately ¥0.7 billion). During the six months ended September 30, 2023, the Company recorded additional consumption tax payable approximately $0.6 million (approximately ¥90.9 million) based on the final assessment by the Tokyo Regional Taxation Bureau. The Company made payments of the consumption tax payable by a monthly instalment of approximately $200,760 (¥30.0 million), and the amount also offset by the consumption tax receivable from the tax authorities for excess input consumption tax. The consumption tax payable was $10,758,638 as of September 30, 2023.